Annual Total Returns- Transamerica International Equity (Class I2) [BarChart] - Class I2 - Transamerica International Equity - I2	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	21.51%	25.71%	(4.40%)	1.71%	0.65%	22.67%	(15.81%)	21.30%	6.85%